Marketable securities (Restated) - Narrative (Details) $ / shares in Units, NOK in Millions, $ in Millions			1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 27, 2016 USD ($)	Jan. 02, 2014 USD ($)	Jun. 30, 2014 $ / shares shares	Apr. 30, 2014 USD ($)	Mar. 31, 2014 $ / shares shares	Feb. 28, 2014 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 $ / shares	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Sep. 30, 2015 $ / shares	Dec. 31, 2014 USD ($)	Jun. 03, 2016	Oct. 31, 2014 $ / shares	Feb. 28, 2014 NOK	Jan. 31, 2014 $ / shares
Gain (Loss) on Investments [Line Items]
Gain/(loss) reclassified into income												$ (153)	$ (752)			$ 131
Investment owned (as percent)																	23.00%
Marketable securities												110	291
Loss on impairment of investments							$ 13		$ 13	$ 895		895	1,285	[1]		0
Total impairment of marketable securities investments (reclassification from OCI)												153	752			0
Purchase of common units in Seadrill Partners												0	0	[1]		150
Cumulative unrealized fair value gains/(losses)												17	(151)
Gain on realization of marketable securities												0	0	[2]		131
Restatement Adjustment | Other adjustments
Gain (Loss) on Investments [Line Items]
Loss on impairment of investments							$ (11)		$ (11)	(11)			11	[1]
SapuraKencana
Gain (Loss) on Investments [Line Items]
Proceeds from available-for-sale securities	$ 195															297
Gain/(loss) reclassified into income				$ 131								$ 0	(178)			131
Investment owned (as percent)												8.18%
Impairment charge													(167)
Marketable securities												$ 0	195
Total impairment of marketable securities investments (reclassification from OCI)											$ 167	0	178			0
Increase (decrease) in price per unit (as percent)															(45.00%)
Cumulative unrealized fair value gains/(losses)												$ 0	$ 0
Seadrill Partners LLC
Gain (Loss) on Investments [Line Items]
Investment owned (as percent)												28.60%	28.60%
Marketable securities												$ 110	$ 96
Recognition of investment in Seadrill Partners - Common units		$ 671
Cumulative number of shares issued (in shares) | shares			3,183,700		1,633,987
Common units market value (in dollars per share) | $ / shares			$ 31.41		$ 30.60			$ 9.40			$ 9.40				$ 9.40			$ 30.60		$ 30.60
Purchase of common units in Seadrill Partners												150
Increase (decrease) in price per unit (as percent)								(20.00%)
Cumulative unrealized fair value gains/(losses)												$ 17	$ (151)
Seadrill Partners LLC | Reclassification out of Accumulated Other Comprehensive Income
Gain (Loss) on Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)										$ (153)	$ (574)
Petromena
Gain (Loss) on Investments [Line Items]
Proceeds from available-for-sale securities						$ 10
Gain/(loss) reclassified into income																$ 0
Percentage of marketable securities held (in hundredths) (as percent)																			81.10%
Face amount of bond securities held | NOK																			NOK 2,000
Gain on realization of marketable securities						$ 6

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"